SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Reserve for impaired inventory	$ 35,000	$ 35,000	$ 25,000
Impairment of goodwill		$ 983,645	$ 0
Minimum [Member]
Estimated useful lives of assets	2 years	2 years
Maximum [Member]
Estimated useful lives of assets	10 years	5 years
Leasehold Improvements [Member] | Minimum [Member]
Estimated useful lives of assets	5 years	2 years
Leasehold Improvements [Member] | Maximum [Member]
Estimated useful lives of assets	20 years	3 years